Commitments and Contingencies - Legal Claims (Details) - Longview $ in Millions	1 Months Ended
Nov. 30, 2014 USD ($) item
Legal Claims
Discount rate (as a percent)	2.30%
Total estimated remedy | $	$ 342.0
Number of other potentially responsible parties | item	45